Obligation to FIDC FGTS Quota Holders	3 Months Ended
Mar. 31, 2026
Obligation To FIDC FGTS Quota Holders [Abstract]
Obligation to FIDC FGTS quota holders

13. Obligation to FIDC FGTS quota holders

	March 31, 2026	December 31, 2025
Senior quotas	722,255	815,557
Total	722,255	815,557

The obligations to FIDC FGTS quota holders relate to amounts due on senior quotas issued with the securitization of receivables from FGTS consumer advances in PicPay Bank. This account includes the outstanding amount due to senior quotas (unpaid original contribution plus unpaid accrued interest expense).

Although the fund has an indefinite duration, the senior quotas have 6 years of maturity after the first capital contribution, with a remuneration of CDI + 1.50 % per annum. Also, the senior quotas can be redeemed prior to 6 years in case of specific events such as bankruptcy claims. For the period ended March 31, 2026, the interest accrued was R$ 30,947 (R$ 23,604 for the period ended March 31, 2025), recorded as “Interest and other financial expenses”.